Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets, Current [Abstract]
Cash and cash equivalents	$ 84,002	$ 42,530
Due from related parties	14,877	5,954
Inventories	10,614	6,371
Prepaid expenses and other current assets	12,110	10,431
Total current assets	121,603	65,286
Assets, Noncurrent [Abstract]
Vessels, net	0	1,271,993
Equity investment	24,116	173,298
Assets Held For Sale, non-current	708,097	77,536
Deferred financing cost, net	1,143	2,982
Other assets	13,236	60,234
Due from related parties	0	14,230
Total non-current assets	746,592	1,600,273
Total assets	868,195	1,665,559
Liabilities, Current [Abstract]
Bank loans, net	13,226	44,956
Finance Lease, Liability, Current	32,677	29,159
Accounts payable and accrued expenses	36,134	48,746
Due to related parties	4,979	972
Total current liabilities	87,016	123,833
Liabilities, Noncurrent [Abstract]
Bank loans, net	157,511	332,613
Capital Lease Obligations, Noncurrent	351,070	321,646
Other Liabilities, Noncurrent	0	12,500
Total non-current liabilities	508,581	666,759
Total liabilities	595,597	790,592
Commitments and Contingencies (Note 7)
Preferred Stock, Shares Authorized	50,000,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred Stock, Value, Issued	$ 0	0
Common Stock, Value, Issued	859	809
Paid-in capital	1,803,431	1,717,144
Treasury Stock, Value	(73,444)	(56,720)
Accumulated deficit	(1,458,248)	(786,266)
Total shareholders' equity	272,598	874,967
Total liabilities and shareholders' equity	$ 868,195	$ 1,665,559
Preferred Stock, Par or Stated Value Per Share	$ 0.01